Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Mar. 18, 2015
Document Effective Date	Mar. 18, 2015
Prospectus Date	Mar. 18, 2015
Dreyfus Opportunistic Emerging Markets Debt Fund | Class A
Risk/Return:
Trading Symbol	DOEAX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class C
Risk/Return:
Trading Symbol	DOECX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class I
Risk/Return:
Trading Symbol	DOEIX
Dreyfus Opportunistic Emerging Markets Debt Fund | Class Y
Risk/Return:
Trading Symbol	DOEYX